BUSINESS COMBINATION - Narrative (Details) - Three privately held companies $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) Rate
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired | Rate	100.00%
Total purchase consideration	$ 46,629
Amount of convertible loan agreement	1,047
Payment of compensation of issuance of equity and cash	$ 19,167
Weighted-average useful life of identified intangible assets acquired	6 years 8 months 12 days
Business Combination, Acquisition Related Costs	$ 602